Other Balance Sheet Components - Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property and equipment, net:
Property and equipment, gross	$ 133,622	$ 121,694
Less: Accumulated depreciation	(87,999)	(87,901)
Property and equipment, net	45,623	33,793
Computers and equipment
Property and equipment, net:
Property and equipment, gross	124,241	113,558
Leasehold improvements
Property and equipment, net:
Property and equipment, gross	5,008	4,321
Furniture and fixtures
Property and equipment, net:
Property and equipment, gross	1,677	1,241
Others
Property and equipment, net:
Property and equipment, gross	$ 2,696	$ 2,574